Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2014
Quarterly Financial Data (Unaudited)
Schedule of summarized unaudited quarterly financial data

	Quarter Ended				Year Ended
	June 30,	September 30,	December 31,	March 31,	March 31,
	2013	2013	2013	2014	2014
	(in thousands, except unit and per unit data)
Total revenues	$1,385,957	$1,593,937	$2,743,445	$3,975,935	$9,699,274
Total cost of sales	$1,303,076	$1,488,850	$2,576,029	$3,764,744	$9,132,699
Net income (loss)	$(17,508)	$(932)	$24,052	$43,146	$48,758
Net income (loss) attributable to parent equity	$(17,633)	$(941)	$23,898	$42,331	$47,655
Earnings (loss) per unit, basic and diluted -
Common units	$(0.35)	$(0.05)	$0.27	$0.46	$0.51
Subordinated units	$(0.46)	$(0.09)	$0.23	$0.46	$0.32
Weighted average common units outstanding - basic and diluted	47,703,313	58,909,389	67,941,726	73,421,309	61,970,471
Weighted average subordinated outstanding units - basic and diluted	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346

	Quarter Ended				Year Ended
	June 30,	September 30,	December 31,	March 31,	March 31,
	2012	2012	2012	2013	2013
	(in thousands, except unit and per unit data)
Total revenues	$326,436	$1,135,510	$1,338,208	$1,617,613	$4,417,767
Total cost of sales	$298,985	$1,053,690	$1,204,545	$1,481,890	$4,039,110
Net income (loss)	$(24,710)	$10,082	$40,477	$22,341	$48,190
Net income (loss) attributable to parent equity	$(24,650)	$10,073	$40,176	$22,341	$47,940
Earnings (loss) per unit, basic and diluted -
Common units	$(0.76)	$0.18	$0.75	$0.39	$0.96
Subordinated units	$(0.77)	$0.18	$0.75	$0.39	$0.93
Weighted average common units outstanding - basic and diluted	26,529,133	44,831,836	46,364,381	47,665,015	41,353,574
Weighted average subordinated outstanding units - basic and diluted	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346